                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PAR
AMOUNT
(000)                             DESCRIPTION                                      COUPON           MATURITY         VALUE
        DOMESTIC CORPORATE BONDS   41.2%
        AUTOMOTIVE   0.3%
$ 250   Autonation, Inc.                                                             9.000%         08/01/08        $ 288,750
                                                                                                                   ----------

        BROKERAGE  0.4%
  400   Refco Finance Holdings LLC, 144A - Private Placement (a)                     9.000          08/01/12          429,000
                                                                                                                   ----------

        BUILDING MATERIALS  0.9%
  225   Brand Services, Inc.                                                        12.000          10/15/12          256,500
  290   NMHG Holdings Co.                                                           10.000          05/15/09          320,450
  355   Trimas Corp.                                                                 9.875          06/15/12          370,087
                                                                                                                   ----------
                                                                                                                      947,037
                                                                                                                   ----------

        CHEMICALS  3.2%
  100   Equistar Chemicals LP                                                       10.625          05/01/11          114,500
  120   FMC Corp.                                                                   10.250          11/01/09          140,700
  110   Huntsman Advanced Materials LLC, 144A - Private Placement (a)               11.000          07/15/10          128,150
  395   Huntsman ICI Chemicals LLC                                                  10.125          07/01/09          416,725
   80   Hydrochem Industrial Services, Inc., Ser B                                  10.375          08/01/07           81,000
  155   Innophos, Inc.,144A - Private Placement (a)                                  8.875          08/15/14          165,850
  140   ISP Chemco, Inc., Ser B                                                     10.250          07/01/11          156,800
  300   ISP Holdings, Inc., Ser B                                                   10.625          12/15/09          331,500
  230   Johnsondiversey, Inc.                                                        9.625          05/15/12          258,750
   80   Koppers, Inc.                                                                9.875          10/15/13           88,800
  225   Lyondell Chemical Co.                                                       10.500          06/01/13          261,000
  225   Millennium America, Inc.                                                     7.000          11/15/06          234,562
   95   Nalco Co.                                                                    7.750          11/15/11          101,175
  370   Nalco Co.                                                                    8.875          11/15/13          399,600
  235   Rockwood Specialties Group, Inc.                                            10.625          05/15/11          259,675
   78   Westlake Chemical Corp.                                                      8.750          07/15/11           87,945
                                                                                                                   ----------
                                                                                                                    3,226,732
                                                                                                                   ----------

        CONSTRUCTION MACHINERY  1.0%
   85   Flowserve Corp.                                                             12.250          08/15/10           96,475
   25   Manitowoc Co., Inc. (EUR)                                                   10.375          05/15/11           34,804
  330   Manitowoc, Inc.                                                             10.500          08/01/12          381,975
  230   United Rentals North America, Inc.                                           6.500          02/15/12          222,525
  290   United Rentals North America, Inc.                                           7.750          11/15/13          273,325
                                                                                                                   ----------
                                                                                                                    1,009,104
                                                                                                                   ----------

        CONSUMER PRODUCTS  1.6%
  160   Amscan Holdings, Inc., 144A - Private Placement (a)                          8.750          05/01/14          164,000
  255   Iron Mountain, Inc.                                                          8.625          04/01/13          277,950
  155   Leiner Health Products, Inc., 144A - Private Placement (a)                  11.000          06/01/12          165,462
  245   Muzak LLC                                                                    9.875          03/15/09          181,300
   50   Prestige Brands, Inc., 144A - Private Placement (a)                          9.250          04/15/12           49,250
  180   Rayovac Corp.                                                                8.500          10/01/13          196,200
   89   Tempur-Pedic, Inc.                                                          10.250          08/15/10          101,682

  465   Xerox Corp.                                                                  7.125          06/15/10          498,712
                                                                                                                   ----------
                                                                                                                    1,634,556
                                                                                                                   ----------

        ELECTRIC  2.2%
   41   AES Corp.                                                                    9.375          09/15/10           46,381
   26   AES Corp.                                                                    8.875          02/15/11           29,055
  160   AES Corp.                                                                    7.750          03/01/14          166,000
  260   AES Corp., 144A - Private Placement (a)                                      9.000          05/15/15          294,450
  135   Allegheny Energy, Inc.                                                       7.750          08/01/05          140,062
   35   CMS Energy Corp.                                                             7.500          01/15/09           36,837
  220   CMS Energy Corp.                                                             8.500          04/15/11          240,900
  200   Dynegy Holdings, Inc., 144A - Private Placement (a)                          9.875          07/15/10          227,000
   75   IPALCO Enterprises, Inc.                                                     8.625          11/14/11           85,125
  260   Monongahela Power Co.                                                        5.000          10/01/06          270,319
  170   Nevada Power Co., Ser A                                                      8.250          06/01/11          191,250
  215   Nevada Power Co.                                                             9.000          08/15/13          248,325
   20   PSEG Energy Holdings, Inc.                                                   7.750          04/16/07           21,450
  205   PSEG Energy Holdings, Inc.                                                   8.625          02/15/08          227,037
                                                                                                                   ----------
                                                                                                                    2,224,191
                                                                                                                   ----------

        ENTERTAINMENT  0.3%
  105   Cinemark, Inc. (b)                                                         0/9.750          03/15/14           72,712
  180   Marquee, Inc., 144A - Private Placement (Variable Rate Coupon) (a)           5.970          08/15/10          186,300
   60   Marquee, Inc., 144A - Private Placement (a)                                  8.625          08/15/12           63,900
                                                                                                                   ----------
                                                                                                                      322,912
                                                                                                                   ----------

        ENVIRONMENTAL SERVICES  0.3%
  110   Allied Waste North America, Inc.                                             6.500          11/15/10          109,450
  185   Allied Waste North America, Inc., Ser B                                      9.250          09/01/12          206,737
                                                                                                                   ----------
                                                                                                                      316,187
                                                                                                                   ----------

        FOOD/BEVERAGE  1.5%
  195   Michael Foods, Inc.                                                          8.000          11/15/13          205,237
  435   Pilgrim's Pride Corp.                                                        9.625          09/15/11          489,375
  125   Pilgrim's Pride Corp.                                                        9.250          11/15/13          138,125
  430   Smithfield Foods, Inc.                                                       8.000          10/15/09          476,225
  150   Smithfield Foods, Inc., 144A-Private Placement (a)                           7.000          08/01/11          157,500
                                                                                                                   ----------
                                                                                                                    1,466,462
                                                                                                                   ----------

        GAMING  2.2%
  250   Caesars Entertainment                                                        8.875          09/15/08          285,625
  210   Harrahs Operating Co., Inc.                                                  7.875          12/15/05          222,337
  385   Isle of Capri Casinos, Inc.                                                  7.000          03/01/14          388,850
  420   MGM Mirage, Inc.                                                             6.000          10/01/09          427,875
   60   MGM Mirage, Inc.                                                             5.875          02/27/14           58,050
  270   MGM Mirage, Inc., 144A - Private Placement (a)                               6.000          10/01/09          275,062
  100   Station Casinos, Inc.                                                        6.000          04/01/12          103,000
  260   Station Casinos, Inc.                                                        6.500          02/01/14          265,850
  170   Venetian Casino Resort LLC                                                  11.000          06/15/10          197,625
                                                                                                                   ----------
                                                                                                                    2,224,274
                                                                                                                   ----------

        HEALTHCARE  2.6%
  390   AmerisourceBergen Corp.                                                      8.125          09/01/08          434,850
  226   Fisher Scientific International, Inc.                                        8.125          05/01/12          253,120
  105   Fisher Scientific International, Inc., 144A - Private Placement (a)          6.750          08/15/14          110,775
  165   Fresenius Medical Care Capital Trust II                                      7.875          02/01/08          180,675
  240   Fresenius Medical Care Capital Trust IV                                      7.875          06/15/11          267,600
  210   HCA, Inc.                                                                    8.750          09/01/10          246,449
  240   Medcath Holdings Corp., 144A - Private Placement (a)                         9.875          07/15/12          252,000

   50   National Nephrology Associates, Inc., 144A - Private Placement (a)           9.000          11/01/11           58,062
  240   Team Health, Inc., 144A - Private Placement (a)                              9.000          04/01/12          240,000
   50   Tenet Healthcare Corp.                                                       6.500          06/01/12           45,000
   70   Tenet Healthcare Corp.                                                       7.375          02/01/13           66,150
  135   Tenet Healthcare Corp., 144A - Private Placement (a)                         9.875          07/01/14          141,750
  110   VWR International, Inc., 144A - Private Placement (a)                        6.875          04/15/12          115,500
  140   VWR International, Inc., 144A - Private Placement (a)                        8.000          04/15/14          148,750
                                                                                                                   ----------
                                                                                                                    2,560,681
                                                                                                                   ----------

        HOME CONSTRUCTION  2.0%
  725   Associated  Materials, Inc., 144A - Private Placement (a) (b)             0/11.250          03/01/14          531,062
   55   CB Richard Ellis Service, Inc.                                               9.750          05/15/10           62,562
   65   Interface, Inc.                                                              7.300          04/01/08           65,650
   75   Interface, Inc.                                                             10.375          02/01/10           85,500
  255   Interface, Inc.                                                              9.500          02/01/14          265,200
  360   Nortek Holdings, Inc., 144A - Private Placement (a)                          8.500          09/01/14          378,900
  120   Technical Olympic USA, Inc.                                                  9.000          07/01/10          132,000
  180   Technical Olympic USA, Inc.                                                  9.000          07/01/10          198,000
  180   Technical Olympic USA, Inc.                                                 10.375          07/01/12          202,500
  110   WII Components, Inc.                                                        10.000          02/15/12          107,250
                                                                                                                   ----------
                                                                                                                    2,028,624
                                                                                                                   ----------

        INDEPENDENT ENERGY  0.3%
  240   Equistar Chemicals LP                                                       10.125          09/01/08          271,800
                                                                                                                   ----------

        INTEGRATED ENERGY  2.2%
  195   BRL Universal Equipment                                                      8.875          02/15/08          208,650
  445   Calpine Corp., 144A - Private Placement (a)                                  8.500          07/15/10          342,650
  345   Chesapeake Energy Corp.                                                      7.500          09/15/13          379,500
  525   El Paso Production Holding Co.                                               7.750          06/01/13          528,937
   60   Hanover Compressor Co.                                                       8.625          12/15/10           65,400
   95   Hanover Equipment Trust                                                      8.750          09/01/11          104,262
  205   Hanover Equipment Trust, Ser A                                               8.500          09/01/08          221,400
   50   MSW Energy Holdings LLC                                                      8.500          09/01/10           55,000
  215   Pacific Energy Partners, 144A - Private Placement (a)                        7.125          06/15/14          233,812
   95   Transcontinental Gas Pipe Line Corp., Ser B                                  8.875          07/15/12          116,019
                                                                                                                   ----------
                                                                                                                    2,255,630
                                                                                                                   ----------

        LODGING  0.9%
  250   Hilton Hotels Corp.                                                          7.950          04/15/07          277,187
  130   Hilton Hotels Corp.                                                          7.625          12/01/12          151,775
   74   HMH Properties, Inc.                                                         7.875          08/01/08           76,498
   65   Starwood Hotels & Resorts Worldwide, Inc.                                    7.375          05/01/07           70,363
  275   Starwood Hotels & Resorts Worldwide, Inc.                                    7.875          05/01/12          312,469
                                                                                                                   ----------
                                                                                                                      888,292
                                                                                                                   ----------

        MEDIA-CABLE  1.6%
   63   Avalon Cable LLC                                                            11.875          12/01/08           66,330
  565   Charter Communications Holdings LLC                                          9.625          11/15/09          447,763
   90   DirecTV Holdings LLC                                                         8.375          03/15/13          102,825
  320   Echostar DBS Corp.                                                           6.375          10/01/11          325,600
  120   General Cable Corp.                                                          9.500          11/15/10          133,800
  145   PanAmSat Corp., 144A - Private Placement (a)                                 9.000          08/15/14          151,525
  440   PanAmSat Corp., 144A - Private Placement (a) (b) (c)                      0/10.375          11/01/14          259,050
1,000   Park N View, Inc., Ser B (d) (e) (f)                                        13.000          05/15/08                0

  135   Renaissance Media Group                                                     10.000          04/15/08          139,725
                                                                                                                   ----------
                                                                                                                    1,626,618
                                                                                                                   ----------

        MEDIA-NONCABLE  3.2%
  396   Advanstar Communications, Inc. (Variable Rate Coupon)                        9.220          08/15/08          413,820
   45   Advanstar Communications, Inc.                                              10.750          08/15/10           50,063
  127   Dex Media East LLC                                                          12.125          11/15/12          158,750
  171   Dex Media West LLC, Ser B                                                    9.875          08/15/13          201,780
  370   Dex Media, Inc. (b)                                                        0/9.000          11/15/13          272,875
  100   Granite Broadcasting Corp.                                                   9.750          12/01/10           93,000
  371   Hollinger Participation Trust, 144A - Private Placement (a) (g)             12.125          11/15/10          425,764
  350   Houghton Mifflin Co.                                                         9.875          02/01/13          369,250
   65   Houghton Mifflin Co. (b)                                                  0/11.500          10/15/13           39,650
  225   Interep National Radio Sales, Inc., Ser B                                   10.000          07/01/08          177,188
  145   Muzak LLC                                                                   10.000          02/15/09          129,050
  235   Nebraska Book Co., Inc.                                                      8.625          03/15/12          235,000
   83   PEI Holdings, Inc.                                                          11.000          03/15/10           96,799
  375   Primedia, Inc.                                                               8.875          05/15/11          376,875
  200   Vertis, Inc., 144A - Private Placement (a)                                  13.500          12/07/09          201,000
                                                                                                                   ----------
                                                                                                                    3,240,864
                                                                                                                   ----------

        METALS  0.9%
  342   Doe Run Resources Corp. (f) (g)                                             11.750          11/01/08          291,988
   85   Foundation PA Coal Co., 144A - Private Placement (a)                         7.250          08/01/14           90,738
  750   GS Technologies Operating, Inc. (d) (e) (f)                                 12.000          09/01/04               75
  245   UCAR Finance, Inc.                                                          10.250          02/15/12          281,750
  189   United States Steel Corp.                                                    9.750          05/15/10          217,350
                                                                                                                   ----------
                                                                                                                      881,901
                                                                                                                   ----------

        NATURAL GAS PIPELINES  1.4%
  340   Dynegy Holdings, Inc.                                                        6.875          04/01/11          325,550
   54   Gulfterra Energy Partners LP                                                 8.500          06/01/10           63,113
  211   Gulfterra Energy Partners LP                                                10.625          12/01/12          265,860
   55   Northwest Pipeline Corp.                                                     8.125          03/01/10           61,944
  105   Southern Natural Gas Co.                                                     8.875          03/15/10          118,650
  470   Williams Cos., Inc.                                                          7.875          09/01/21          524,050
                                                                                                                   ----------
                                                                                                                    1,359,167
                                                                                                                   ----------

        OIL FIELD SERVICES  1.1%
  225   Hanover Compressor Co.                                                       9.000          06/01/14          248,063
  320   Hilcorp Energy Finance Corp., 144A - Private Placement (a)                  10.500          09/01/10          356,000
  104   Magnum Hunter Resources, Inc.                                                9.600          03/15/12          118,040
  230   MSW Energy Holdings II LLC                                                   7.375          09/01/10          242,650
  160   Plains Exploration & Production Co., 144A - Private Placement (a)            7.125          06/15/14          172,400
                                                                                                                   ----------
                                                                                                                    1,137,153
                                                                                                                   ----------

        OTHER INDUSTRIAL  0.1%
  145   Global Cash Access LLC, 144A - Private Placement (a)                         8.750          03/15/12          154,425
                                                                                                                   ----------

        PACKAGING  0.9%
   65   Owens-Illinois, Inc.                                                         7.350          05/15/08           67,356
  680   Owens-Illinois, Inc.                                                         7.500          05/15/10          698,700
  120   Tekni-Plex, Inc., 144A - Private Placement (a)                               8.750          11/15/13          114,600
                                                                                                                   ----------
                                                                                                                      880,656
                                                                                                                   ----------

        PAPER  1.3%
  435   Georgia-Pacific Corp.                                                        8.875          02/01/10          511,125
  130   Graham Packaging International, Inc., 144A - Private Placement (a) (c)       8.500          10/15/12          133,250

  340   Graphic Packaging International, Inc.                                        9.500          08/15/13          390,150
  150   Pliant Corp.                                                                13.000          06/01/10          129,750
  185   Pliant Corp.                                                                13.000          06/01/10          160,025
                                                                                                                   ---------
                                                                                                                    1,324,300
                                                                                                                   ----------

        RAILROADS  0.3%
  235   Amsted Industries, Inc., 144A - Private Placement (a)                       10.250          10/15/11          259,675
                                                                                                                   ----------

        REFINING  0.7%
  120   Citgo Petroleum Corp.                                                       11.375          02/01/11          141,900
  135   Tesoro Petroleum Corp.                                                       9.625          04/01/12          156,938
  390   Vintage Petroleum, Inc.                                                      7.875          05/15/11          419,250
                                                                                                                   ----------
                                                                                                                      718,088
                                                                                                                   ----------

        RETAIL  1.2%
  135   Big 5 Corp., Ser B                                                          10.875          11/15/07          139,219
  165   General Nutrition Centers, Inc.                                              8.500          12/01/10          169,538
  120   Oxford Industrials, Inc., 144A - Private Placement (a)                       8.875          06/01/11          130,800
  245   Petro Stopping Center Financial                                              9.000          02/15/12          260,925
  175   Rite Aid Corp.                                                               7.125          01/15/07          177,188
   65   Rite Aid Corp.                                                               8.125          05/01/10           68,575
1,000   Sleepmaster LLC, Ser B (d) (e) (f)                                          11.000          05/15/09          220,000
                                                                                                                   ----------
                                                                                                                    1,166,245
                                                                                                                   ----------

        SERVICES  0.7%
  300   Buhrmann US, Inc., 144A - Private Placement (a)                              8.250          07/01/14          301,500
  315   CB Richard Ellis Service, Inc.                                              11.250          06/15/11          369,338
                                                                                                                   ----------
                                                                                                                      670,838
                                                                                                                   ----------

        SUPERMARKETS  0.7%
  325   Delhaize America, Inc.                                                       8.125          04/15/11          372,783
  242   Kroger Co., 144A - Private Placement (a)                                     8.500          07/15/17          284,194
                                                                                                                   ----------
                                                                                                                      656,977
                                                                                                                   ----------

        TECHNOLOGY 0.2%
  170   Iron Mountain, Inc.                                                          7.750          01/15/15          181,050
                                                                                                                   ----------

        TRANSPORTATION SERVICES  1.3%
  335   Laidlaw International, Inc.                                                 10.750          06/15/11          383,994
  245   Sonic Automotive, Inc.                                                       8.625          08/15/13          260,313
  225   Tenneco Automotive, Inc., Ser B                                             11.625          10/15/09          238,500
  391   TRW Automotive, Inc.                                                         9.375          02/15/13          448,673
                                                                                                                   ----------
                                                                                                                    1,331,480
                                                                                                                   ----------

        WIRELESS COMMUNICATIONS  2.6%
  177   American Tower Corp.                                                         9.375          02/01/09          188,505
  185   American Tower Corp.                                                         7.500          05/01/12          189,625
  190   American Tower Corp., 144A - Private Placement (a) (c)                       7.125          10/15/12          189,050
  345   Centennial Communications, 144A - Private Placement (a)                      8.125          02/01/14          330,769
  275   MetroPCS, Inc.                                                              10.750          10/01/11          297,000
  250   Nextel Communications, Inc.                                                  6.875          10/31/13          261,250
  145   Rural Cellular Corp., 144A - Private Placement (a)                           6.380          03/15/10          148,263
  420   SBA Communications Corp.                                                    10.250          02/01/09          451,500
  185   SBA Communications Corp. (b)                                               0/9.750          12/15/11          150,775
   90   Ubiquitel Operating Co. (b)                                               0/14.000          04/15/10           95,175
   35   Ubiquitel Operating Co.                                                      9.875          03/01/11           36,619
  215   Ubiquitel Operating Co., 144A - Private Placement (a) (c)                    9.875          03/01/11          224,944
                                                                                                                   ----------
                                                                                                                    2,563,475
                                                                                                                   ----------

        WIRELINE COMMUNICATIONS  1.1%
  250   Exodus Communications, Inc. (d) (e) (f)                                     11.250          07/01/08                0
  400   Exodus Communications, Inc. (d) (e) (f)                                     11.625          07/15/10                0
  415   Primus Telecommunications Holdings                                           8.000          01/15/14          309,175
  300   Qwest Communications International, Inc., 144A - Private
        Placement (Variable Rate Coupon (a)                                          5.211          02/15/09          287,250
  110   Qwest Corp.                                                                  6.625          09/15/05          113,575
  310   Qwest Services Corp., 144A - Private Placement (a)                          13.000          12/15/07          354,175
                                                                                                                   ----------
                                                                                                                    1,064,175
                                                                                                                   ----------

TOTAL DOMESTIC CORPORATE BONDS    41.2%                                                                            41,311,319
                                                                                                                   ----------

  PAR
 AMOUNT
IN LOCAL
CURRENCY
 (000)                              DESCRIPTION                             COUPON           MATURITY                  VALUE
           FOREIGN BONDS AND DEBT SECURITIES (US $)   7.3%
           BELGIUM    0.5%
   295     Telenet Communication NV, 144A - Private Placement (EUR) (a)       9.000          12/15/13                   389,603
   215     Telenet Group Holding NV, 144A - Private Placement (a) (b)      0/11.500          06/15/14                   159,100
                                                                                                                     ----------
                                                                                                                        548,703
                                                                                                                     ----------

           CANADA    2.8%
    80     Abitibi Consolidated, Inc.                                         7.750          06/15/11                    82,800
   205     Abitibi-Consolidated, Inc.                                         8.550          08/01/10                   220,887
    80     Abitibi-Consolidated, Inc.                                         6.000          06/20/13                    74,000
   355     Alliance Atlantis Communications, Inc.                            13.000          12/15/09                   385,619
   300     CHC Helicopter Corp.                                               7.375          05/01/14                   314,250
   285     Husky Oil Ltd. (Variable Rate Coupon)                              8.900          08/15/28                   331,277
    90     Jean Coutu Group (PJC), Inc., 144A - Private Placement (a)         7.625          08/01/12                    92,025
   295     Jean Coutu Group (PJC), Inc., 144A - Private Placement (a)         8.500          08/01/14                   294,262
   125     Norampac, Inc.                                                     6.750          06/01/13                   130,938
   260     Nortel Networks Corp.                                              4.250          09/01/08                   252,200
   250     Nortel Networks Ltd.                                               6.125          02/15/06                   256,250
   350     Tembec Industries, Inc.                                            7.750          03/15/12                   353,500
                                                                                                                     ----------
                                                                                                                      2,788,008
                                                                                                                     ----------

           FRANCE    0.2%
   285     Rhodia SA                                                          8.875          06/01/11                   249,375
                                                                                                                     ----------

           GERMANY    0.7%
   260     Cognis Deutschland, 144A - Private Placement (Variable Rate
           Coupon) (EUR) (a)                                                  6.897          11/15/13                   340,955
   325     Kabel Deutschland, 144A - Private Placement (a)                   10.625          07/01/14                   355,875
                                                                                                                     ----------
                                                                                                                        696,830
                                                                                                                     ----------

           IRELAND    0.5%
   325     JSG Funding PLC (EUR)                                             10.125          10/01/12                   458,512
                                                                                                                     ----------

           LUXEMBOURG    1.5%
   430     Cablecom Luxembourg, 144A - Private Placement (EUR) (a)            9.375          04/15/14                   553,197
   110     Johnsondiversey, Inc. (EUR)                                        9.625          05/15/12                   153,821

   200     Lighthouse Intl., 144A - Private Placement (EUR) (a)               8.000          04/30/14                   243,939
   305     Safilo Capital International SA, 144A - Private Placement
           (EUR) (a)                                                          9.625          05/15/13                   364,898
   140     SGL Carbon Luxembourg SA, 144A - Private Placement (EUR) (a)       8.500          02/01/12                   182,721
                                                                                                                     ----------
                                                                                                                      1,498,576
                                                                                                                     ----------

           MEXICO    1.0%
   350     Axtel SA                                                          11.000          12/15/13                   360,500
   325     Satelites Mexicanos SA, Ser B (d)                                 10.125          11/01/04                   173,875
   460     TV Azteca SA                                                      10.500          02/15/07                   471,500
                                                                                                                     ----------
                                                                                                                      1,005,875
                                                                                                                     ----------

           UNITED KINGDOM    0.1%
   145     Avecia Group PLC                                                  11.000          07/01/09                   128,325
                                                                                                                     ----------
TOTAL FOREIGN BONDS AND DEBT SECURITIES    7.3%                                                                       7,122,004
                                                                                                                     ----------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    1.4%
   147     Federal Home Loan Mortgage Corp.                                   3.630          07/01/34                   148,484
   375     Federal Home Loan Mortgage Corp.                                   4.182          08/01/34                   377,596
   194     Federal National Mortgage Association                              0.990          07/01/34                   194,757
   250     Federal National Mortgage Association                              4.111          09/01/34                   253,750
   200     Federal National Mortgage Association                              4.237          10/01/34                   203,539
   250     Federal National Mortgage Association                              4.269          10/01/34                   254,531
                                                                                                                     ----------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                                      1,432,657
                                                                                                                     ----------

           COLLATERALIZED MORTGAGE OBLIGATIONS    0.5%
   915     Federal Home Loan Mortgage Corp. (Interest Only)                   5.000     09/15/14 to 12/15/16             89,404
   328     Federal Home Loan Mortgage Corp. (Interest Only)                   6.000          05/15/30                    31,668
   171     Federal Home Loan Mortgage Corp. (Interest Only) (h)               6.240          03/15/32                    14,051
   966     Federal National Mortgage Association (Interest Only)              5.500     06/25/26 to 05/25/27             72,104
   396     Federal National Mortgage Association (Interest Only) REMIC        6.000     08/25/32 to 11/25/32             58,483
   606     Federal National Mortgage Association (Interest Only)              6.500     07/01/31 to 05/25/33            106,454
    70     Federal National Mortgage Association (Interest Only)              8.000          05/01/30                    14,301
   306     Federal National Mortgage Association (Interest Only) REMIC        7.000     03/01/32 to 04/25/33             54,382
   246     Government National Mortgage Association (Interest Only) (h)       5.620          05/16/32                    14,857
   250     Government National Mortgage Association (Interest Only)
           REMIC (h)                                                          6.220          05/16/32                    16,363
                                                                                                                     ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                               472,067
                                                                                                                     ----------

           MORTGAGE BACKED SECURITIES    21.3%

   813     Federal Home Loan Mortgage Corp.                                   7.500     11/01/29 to 06/01/32            875,303
 1,450     Federal Home Loan Mortgage Corp., October                          5.000            TBA                    1,472,656
   725     Federal Home Loan Mortgage Corp., October                          5.500            TBA                      748,789
   350     Federal Home Loan Mortgage Corp., October                          6.500            TBA                      367,172
   524     Federal National Mortgage Association                              2.000          12/18/32                   526,543
 1,471     Federal National Mortgage Association                              6.500     06/01/15 to 03/01/33          1,545,756
 2,728     Federal National Mortgage Association                              7.000     03/01/15 to 12/01/32          2,896,444
   754     Federal National Mortgage Association                              7.500     03/01/15 to 03/01/32            807,503
   725     Federal National Mortgage Association, November                    5.500            TBA                      747,430
 3,050     Federal National Mortgage Association, November                    6.500            TBA                    3,192,014
 1,000     Federal National Mortgage Association, October                     4.500            TBA                      996,562
 2,950     Federal National Mortgage Association, October                     5.500            TBA                    3,012,642
   900     Federal National Mortgage Association, October                     6.000            TBA                      930,938
   450     Federal National Mortgage Association, October                     6.500            TBA                      472,078
   178     Government National Mortgage Association                           7.000     07/15/29 to 01/15/30            189,758
   520     Government National Mortgage Association                           7.500     07/15/23 to 09/15/29            563,383
   279     Government National Mortgage Association                           8.000     03/15/17 to 10/15/22            306,226
   143     Government National Mortgage Association                           8.500     07/15/24 to 12/15/24            157,838

   304     Government National Mortgage Association                           9.000     08/15/16 to 12/15/24            343,033
    85     Government National Mortgage Association                           9.500     11/15/09 to 01/15/17             95,294
 1,000     Government National Mortgage Association, October                  5.500            TBA                    1,017,188
                                                                                                                     ----------
TOTAL MORTGAGE BACKED SECURITIES    21.3%                                                                            21,264,550
                                                                                                                     ----------

           U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS    10.1%
 4,850     Federal Home Loan Mortgage Corp.                                   2.750          08/15/06                 4,849,573
 1,100     Federal Home Loan Mortgage Corp.                                   6.625          09/15/09                 1,242,141
 1,100     Federal Home Loan Mortgage Corp.                                   7.000          03/15/10                 1,268,202
 1,250     Federal National Mortgage Association                              7.125          06/15/10                 1,451,950
 1,100     Federal National Mortgage Association                              7.250          01/15/10                 1,277,045
                                                                                                                     ----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS                                                              10,088,911
                                                                                                                     ----------

           UNITED STATES TREASURY OBLIGATIONS    11.3%
 1,600     United States Treasury Bonds                                       5.250          02/15/29                 1,666,189
 3,425     United States Treasury Bonds                                       6.125          08/15/29                 3,992,670
 2,230     United States Treasury Bonds                                       7.625          02/15/25                 3,014,333
 2,000     United States Treasury Bonds (STRIPS)                              0.000          05/15/25                   684,154
 1,985     United States Treasury Notes                                       3.875          02/15/13                 1,973,215
                                                                                                                     ----------
TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                             11,330,561
                                                                                                                     ----------

           FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATION    0.2%
   180     United Mexican States (Mexico)                                     8.375          01/14/11                   211,500
                                                                                                                     ----------

DESCRIPTION                                                                                                           VALUE
EQUITIES    0.8%

                 Doe Run Resources Corp. (1 Common Stock Warrant) (f) (i)                                                     0

                 HF Holdings, Inc. (5,260 Common Stock Warrants) (f) (i)                                                      0
                 Optel, Inc. (500 Common Shares) (f) (i)                                                                      0
                 Park N View, Inc., 144A - Private Placement (1,000 Common
                 Stock Warrants) (a) (e) (f) (i)                                                                              0

                 Paxon Communications Corp. (4,100 Preferred Shares) (g)                                                308,525

                 TNP Enterprises, Inc. (4,322 Preferred Shares) (g)                                                     489,486
                                                                                                                   ------------

TOTAL EQUITIES                                                                                                          798,011
                                                                                                                   ------------

TOTAL LONG-TERM INVESTMENTS    94.1%
   (Cost $94,144,372)                                                                                                94,031,580
                                                                                                                   ------------

SHORT-TERM INVESTMENTS    18.5%

REPURCHASE AGREEMENT    8.6%

                 Bank of America Securities LLC ($8,618,000 par collateralized by U.S. Government obligations in a pooled cash account interest rate of 1.79%, dated 09/30/04, to be sold on 10/01/04 at
                 $8,618,429)                                                                                          8,618,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    9.9%

                 Federal National Mortgage Association Discount Notes
                 ($2,400,000  par, yielding 1.714%, 10/12/04 maturity)                                                2,398,743

                 Federal National Mortgage Association Discount Notes
                 ($7,500,000  par, yielding 1.680%, 10/14/04 maturity)                                    7,495,450
                                                                                                       ------------
TOTAL                                                                                                     9,894,193
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS    18.5%
   (Cost $18,512,218)                                                                                    18,512,193
                                                                                                       ------------

TOTAL INVESTMENTS    112.6%
   (Cost $112,656,590)                                                                                  112,795,973

LIABILITIES IN EXCESS OF OTHER ASSETS    (12.6%)                                                        (12,649,814)
                                                                                                       ------------

NET ASSETS    100.0%                                                                                   $100,146,159
                                                                                                       ============

      Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d)   Non-income producing as security is in default.

(e)   This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g)   Payment-in-kind security.

(h) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(i)   Non-income producing security.

EUR     - Eurodollar

REMIC   - Real Estate Mortgage Investment Conduits

STRIPS  - Separate Trading of Registered Interest and Principal of Securities

TBA     - To be announced, maturity date has not yet been established.
          The maturity date will be determined upon settlement and delivery of the mortgage pools.

Forward foreign currency contracts outstanding as of September 30, 2004:


                                                                                      Unrealized
                                                                                      Appreciation/
                                                               Current Value          Depreciation
                                                               -------------          ------------
SHORT CONTRACTS:

Euro Currency
     1,310,000 expiring 10/26/04                               $ 1,628,018            $  (21,958)
     680,000 expiring 10/26/04                                     845,078               (11,398)
     45,000 expiring 10/26/04                                       55,924                  (763)
     70,000 expiring 10/26/04                                       86,993                (1,243)
                                                          ---------------------------------------
                                                               $ 2,616,013            $  (35,362)
                                                          ---------------------------------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ----------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004